Subsequent Events - Additional Information (Detail) - USD ($)		1 Months Ended		2 Months Ended	12 Months Ended
	Oct. 08, 2014	Feb. 29, 2016	Jan. 31, 2016	Feb. 29, 2016	Dec. 31, 2015	Dec. 31, 2014	Mar. 01, 2016
Subsequent Event [Line Items]
Proceeds from exercise of warrants					$ 3,161,220	$ 31,600
Warrants yet to deliver					13,219,597	5,447,940
Warrants Exercisable					13,219,597	5,447,940
Proceeds from Issuance of Initial Public Offering	$ 6,400,000
Common Stock
Subsequent Event [Line Items]
Shares issued, IPO					0	19,167
IPO | Common Stock
Subsequent Event [Line Items]
Shares issued, IPO	19,167
Series D Convertible Preferred Stock
Subsequent Event [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance					120,000,000
Subsequent Event
Subsequent Event [Line Items]
Cashless exercise of warrants				64,641,576
Consulting services for settlement of disputes		$ 80,000
Consulting fee incurred		800,000		$ 800,000
Consulting fee, paid		$ 200,000
Subsequent Event | IPO
Subsequent Event [Line Items]
Shares issued, IPO		39,200,000
Proceeds from Issuance of Initial Public Offering, gross		$ 6,300,000
Proceeds from Issuance of Initial Public Offering		$ 5,600,000
Subsequent Event | IPO | Common Stock
Subsequent Event [Line Items]
Number of shares included in preferred unit		1		1
Subsequent Event | Purchased Options [Member]
Subsequent Event [Line Items]
Conversion of stock, shares converted				121,450
Subsequent Event | Monthly Payment
Subsequent Event [Line Items]
Consulting fee incurred		$ 50,000		$ 50,000
Subsequent Event | Series C Convertible Preferred Stock
Subsequent Event [Line Items]
Cashless exercise of Warrants				5,001,687
Conversion of stock, shares converted			138,158
Proceeds from exercise of warrants			$ 304,017
Warrants yet to deliver							50,418
Warrants Exercisable							563,651
Subsequent Event | Series E Convertible Preferred Stock
Subsequent Event [Line Items]
Conversion of stock, shares converted				13,967
Subsequent Event | Series D Convertible Preferred Stock
Subsequent Event [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance		85,000,000		85,000,000
Subsequent Event | Series E Warrants [Member] | IPO
Subsequent Event [Line Items]
Number of shares included in preferred unit		1.5		1.5
Closing price of common stock		$ 0.25		$ 0.25
Warrants expiration		6 years